Share capital (Tables)	9 Months Ended
Sep. 30, 2018
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Summary of Issued and Fully Paid Ordinary Shares

ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH[1]

	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2018	4,597,136,050	3,745,486,731	387	309	696
Repurchases of shares	(43,054,969)	—	(4)	—	(4)

At September 30, 2018	4,554,081,081	3,745,486,731	383	309	692

At January 1, 2017	4,428,903,813	3,745,486,731	374	309	683
Scrip dividends	115,510,804	—	9	—	9

At September 30, 2017	4,544,414,617	3,745,486,731	383	309	692

1.	Share capital at September 30, 2018 also included 50,000 issued and fully paid sterling deferred shares of £1 each.